Lease liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Lease liabilities.
Summary that reconciles the change in the lease liability and discloses a maturity analysis of the lease liability

Balance as at January 1, 2020	$1,463,676
Lease termination	(47,238)
Accretion of lease liability	29,666
Repayment of principal and interest	(116,968)
Balance as at March 31, 2020	$1,329,136

Schedule of the contractual undiscounted cash flows related to leases

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
Less than one year	$669,350	$87,816	$581,534
Between one and five years	634,171	115,845	518,326
More than five years	249,215	19,939	229,276
	$1,552,736	$223,600	1,329,136
Current portion of lease liabilities			581,534
Non-current portion of lease liabilities			$747,602